Insurance Contract Liabilities and Reinsurance Assets - Summary of Components of Gross and Net Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance contract liabilities and reinsurance assets [abstract]
Gross insurance contract liabilities	$ 336,156	$ 313,737
Gross benefits payable and provision for unreported claims)	4,229	4,398
Gross policyholder amounts on deposit	10,776	10,519
Gross insurance contract liabilities	351,161	328,654	$ 304,605
Reinsurance assets	(41,353)	(42,925)
Net insurance contract liabilities	$ 309,808	$ 285,729